Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated MDT Series
Prospectus Date	rr_ProspectusDate	Sep. 30, 2017
Supplement [Text Block]	fms_SupplementTextBlock
Federated MDT Small Cap Core Fund

A Portfolio of Federated MDT Series

CLASS A SHARES (TICKER QASCX)
CLASS C SHARES (TICKER QCSCX)
INSTITUTIONAL SHARES (TICKER QISCX)
CLASS R6 SHARES (TICKER QLSCX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2017

The Board of Trustees of Federated MDT Small Cap Core Fund (the "Fund") has approved a reduction in the Fund's management fee from 0.99% to 0.85% of the Fund's average daily net assets effective June 28, 2018:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6). You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus on page 9 and in "Appendix B" to this Prospectus. If you purchase the Fund's IS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment)	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	0.00%[2]	0.75%	None	0.00%
Other Expenses	0.70%	0.72%	0.43%	0.30%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.56%	2.33%	1.29%	1.16%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.41)%	(0.43)%	(0.39)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%	1.90%	0.90%	0.89%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the "Trustees").

3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.13%,1.88%, 0.88% and 0.87% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$700	$1,016	$1,353	$2,304
Expenses assuming no redemption	$700	$1,016	$1,353	$2,304
C:
Expenses assuming redemption	$336	$727	$1,245	$2,666
Expenses assuming no redemption	$236	$727	$1,245	$2,666
IS:
Expenses assuming redemption	$131	$409	$708	$1,556
Expenses assuming no redemption	$131	$409	$708	$1,556
R6
Expenses assuming redemption	$118	$368	$638	$1,409
Expenses assuming no redemption	$118	$368	$638	$1,409

Federated MDT Small Cap Core Fund

A Portfolio of Federated MDT Series

CLASS T SHARES (TICKER QTSCX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2017

The Board of Trustees of Federated MDT Small Cap Core Fund (the "Fund") has approved a reduction in the Fund's management fee from 0.99% to 0.85% of the Fund's average daily net assets effective June 28, 2018:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class T Shares (T).

Shareholder Fees (fees paid directly from your investment)	T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)(as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.85%
Distribution (12b-1) Fee	None
Other Expenses[2]	0.70%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	1.56%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.41)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2Because the Fund's T Shares are new, "Other Expenses" are based on estimated amounts for the current fiscal year.

3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's T class (after the voluntary waivers and/or reimbursements) will not exceed 1.13% (the "Fee Limit"), up to but not including the later of (the "Termination Date"): (a) October 1, 2018;or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$405
3 Years	$730
5 Years	$1,079
10 Years	$2,060

Federated MDT Small Cap Growth Fund

A Portfolio of Federated MDT Series

CLASS A SHARES (TICKER QASGX)
CLASS C SHARES (TICKER QCSGX)
INSTITUTIONAL SHARES (TICKER QISGX)
CLASS R6 SHARES (TICKER QLSGX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2017

The Board of Trustees of Federated MDT Small Cap Growth Fund (the "Fund") has approved a reduction in the Fund's management fee from 0.99% to 0.85% of the Fund's average daily net assets effective June 28, 2018:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., Class A Shares) of Federated funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus on page 8 and in "Appendix B" to this Prospectus. If you purchase the Fund's IS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment)	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	0.00%[2]	0.75%	None	None
Other Expenses	0.86%	0.82%	0.54%	0.31%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.72%	2.43%	1.40%	1.17%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.56)%	(0.52)%	(0.49)%	(0.28)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.16%	1.91%	0.91%	0.89%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the "Trustees").

3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 0.88% and 0.87% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$715	$1,062	$1,432	$2,469
Expenses assuming no redemption	$715	$1,062	$1,432	$2,469
C:
Expenses assuming redemption	$346	$758	$1,296	$2,766
Expenses assuming no redemption	$246	$758	$1,296	$2,766
IS:
Expenses assuming redemption	$143	$443	$766	$1,680
Expenses assuming no redemption	$143	$443	$766	$1,680
R6:
Expenses assuming redemption	$119	$372	$644	$1,420
Expenses assuming no redemption	$119	$372	$644	$1,420

Federated MDT Small Cap Growth Fund

A Portfolio of Federated MDT Series

CLASS T SHARES (TICKER QTSGX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2017

The Board of Trustees of Federated MDT Small Cap Growth Fund (the "Fund") has approved a reduction in the Fund's management fee from 0.99% to 0.85% of the Fund's average daily net assets effective June 28, 2018:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class T Shares (T) of the Fund.

Shareholder Fees (fees paid directly from your investment)	T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.85%
Distribution (12b-1) Fee	None
Other Expenses[2]	0.86%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	1.72%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.56)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.16%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2Because the Fund's T Shares are new, "Other Expenses" are based on estimated amounts for the current fiscal year.

3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's T class (after the voluntary waivers and/or reimbursements) will not exceed 1.13% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$420
3 Years	$778
5 Years	$1,160
10 Years	$2,229

Class A C IS and R6 Shares | Federated MDT Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fms_SupplementTextBlock
Federated MDT Small Cap Core Fund

A Portfolio of Federated MDT Series

CLASS A SHARES (TICKER QASCX)
CLASS C SHARES (TICKER QCSCX)
INSTITUTIONAL SHARES (TICKER QISCX)
CLASS R6 SHARES (TICKER QLSCX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2017

The Board of Trustees of Federated MDT Small Cap Core Fund (the "Fund") has approved a reduction in the Fund's management fee from 0.99% to 0.85% of the Fund's average daily net assets effective June 28, 2018:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6). You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus on page 9 and in "Appendix B" to this Prospectus. If you purchase the Fund's IS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment)	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	0.00%[2]	0.75%	None	0.00%
Other Expenses	0.70%	0.72%	0.43%	0.30%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.56%	2.33%	1.29%	1.16%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.41)%	(0.43)%	(0.39)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%	1.90%	0.90%	0.89%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the "Trustees").

3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.13%,1.88%, 0.88% and 0.87% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$700	$1,016	$1,353	$2,304
Expenses assuming no redemption	$700	$1,016	$1,353	$2,304
C:
Expenses assuming redemption	$336	$727	$1,245	$2,666
Expenses assuming no redemption	$236	$727	$1,245	$2,666
IS:
Expenses assuming redemption	$131	$409	$708	$1,556
Expenses assuming no redemption	$131	$409	$708	$1,556
R6
Expenses assuming redemption	$118	$368	$638	$1,409
Expenses assuming no redemption	$118	$368	$638	$1,409

Class A C IS and R6 Shares | Federated MDT Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fms_SupplementTextBlock
Federated MDT Small Cap Growth Fund

A Portfolio of Federated MDT Series

CLASS A SHARES (TICKER QASGX)
CLASS C SHARES (TICKER QCSGX)
INSTITUTIONAL SHARES (TICKER QISGX)
CLASS R6 SHARES (TICKER QLSGX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2017

The Board of Trustees of Federated MDT Small Cap Growth Fund (the "Fund") has approved a reduction in the Fund's management fee from 0.99% to 0.85% of the Fund's average daily net assets effective June 28, 2018:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., Class A Shares) of Federated funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus on page 8 and in "Appendix B" to this Prospectus. If you purchase the Fund's IS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment)	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	0.00%[2]	0.75%	None	None
Other Expenses	0.86%	0.82%	0.54%	0.31%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.72%	2.43%	1.40%	1.17%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.56)%	(0.52)%	(0.49)%	(0.28)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.16%	1.91%	0.91%	0.89%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the "Trustees").

3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 0.88% and 0.87% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$715	$1,062	$1,432	$2,469
Expenses assuming no redemption	$715	$1,062	$1,432	$2,469
C:
Expenses assuming redemption	$346	$758	$1,296	$2,766
Expenses assuming no redemption	$246	$758	$1,296	$2,766
IS:
Expenses assuming redemption	$143	$443	$766	$1,680
Expenses assuming no redemption	$143	$443	$766	$1,680
R6:
Expenses assuming redemption	$119	$372	$644	$1,420
Expenses assuming no redemption	$119	$372	$644	$1,420

Class T Shares | Federated MDT Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fms_SupplementTextBlock
Federated MDT Small Cap Core Fund

A Portfolio of Federated MDT Series

CLASS T SHARES (TICKER QTSCX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2017

The Board of Trustees of Federated MDT Small Cap Core Fund (the "Fund") has approved a reduction in the Fund's management fee from 0.99% to 0.85% of the Fund's average daily net assets effective June 28, 2018:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class T Shares (T).

Shareholder Fees (fees paid directly from your investment)	T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)(as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.85%
Distribution (12b-1) Fee	None
Other Expenses[2]	0.70%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	1.56%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.41)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2Because the Fund's T Shares are new, "Other Expenses" are based on estimated amounts for the current fiscal year.

3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's T class (after the voluntary waivers and/or reimbursements) will not exceed 1.13% (the "Fee Limit"), up to but not including the later of (the "Termination Date"): (a) October 1, 2018;or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$405
3 Years	$730
5 Years	$1,079
10 Years	$2,060

Class T Shares | Federated MDT Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fms_SupplementTextBlock
Federated MDT Small Cap Growth Fund

A Portfolio of Federated MDT Series

CLASS T SHARES (TICKER QTSGX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2017

The Board of Trustees of Federated MDT Small Cap Growth Fund (the "Fund") has approved a reduction in the Fund's management fee from 0.99% to 0.85% of the Fund's average daily net assets effective June 28, 2018:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class T Shares (T) of the Fund.

Shareholder Fees (fees paid directly from your investment)	T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.85%
Distribution (12b-1) Fee	None
Other Expenses[2]	0.86%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	1.72%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.56)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.16%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2Because the Fund's T Shares are new, "Other Expenses" are based on estimated amounts for the current fiscal year.

3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's T class (after the voluntary waivers and/or reimbursements) will not exceed 1.13% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$420
3 Years	$778
5 Years	$1,160
10 Years	$2,229